S000085230 [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2025
iShares iBonds Dec 2044 Term Treasury ETF | iShares iBonds Dec 2044 Term Treasury ETF
Prospectus [Line Items]
Annual Return [Percent]	5.93%